1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Corey F. Rose corey.rose@dechert.com +1 202 261 3314 Direct

September 1, 2017

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	THE HARTFORD MUTUAL FUNDS II, INC., FILE NOS. 002-11387/811-00558

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds II, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 141 under the Securities Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed in connection with disclosure-related changes to the investment objective, principal investment strategies, and principal risks of The Hartford Value Opportunities Fund (effective November 1, 2017, the Fund’s name will change to “Hartford Quality Value Fund”), which could be construed as material. These changes will take effect on November 1, 2017, and shareholders of the Fund were notified of the changes via a supplement dated August 9, 2017 to the Fund’s prospectus and summary prospectus.

No fees are required in connection with this filing. Please contact me at (202) 261-3314 or John V. O’Hanlon at (617) 728-7111 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.

Sincerely,

/s/ Corey F. Rose
Corey F. Rose

cc: John V. O’Hanlon